Shareholders' Equity	12 Months Ended
Jan. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity
SHAREHOLDERS' EQUITY

Stock Repurchase Program
On August 25, 2011, the Board of Directors approved a stock repurchase program (“2011 Program”) authorizing the repurchase of up to 2.5 million shares of the Company’s outstanding common stock. The Company can utilize the repurchase program to repurchase shares on the open market or in private transactions from time to time, depending on market conditions. The repurchase program does not have an expiration date. Repurchases of common stock are limited under the Company’s debt agreements. There have been no shares repurchased under the 2011 Program.

Repurchases Related to Employee Share-based Awards
During 2014 and 2013, 172,471 shares and 327,276 shares, respectively, were tendered by employees related to certain share-based awards. These shares were tendered in satisfaction of the exercise price of stock options and/or to satisfy minimum tax withholding amounts for non-qualified stock options, restricted stock and stock performance awards. Accordingly, these share repurchases are not considered a part of the Company’s publicly announced stock repurchase programs.

Accumulated Other Comprehensive Income
The following table sets forth the changes in accumulated other comprehensive income, net of tax, by component for 2014, 2013 and 2012:

($ thousands)	Foreign Currency Translation	Pension and Other Postretirement Transactions	Derivative Transactions	Accumulated Other Comprehensive Income (Loss)
Balance at January 28, 2012	$6,449	$3,114	$74	$9,637
Other comprehensive income (loss) before reclassifications	463	(9,122)	(402)	(9,061)
Amounts reclassified from accumulated other comprehensive income	—	61	247	308
Other comprehensive income (loss)	463	(9,061)	(155)	(8,753)
Balance at February 2, 2013	$6,912	$(5,947)	$(81)	$884
Other comprehensive (loss) income before reclassifications	(4,556)	19,136	1,260	15,840
Amounts reclassified from accumulated other comprehensive income	—	393	(441)	(48)
Other comprehensive (loss) income	(4,556)	19,529	819	15,792
Balance at February 1, 2014	$2,356	$13,582	$738	$16,676
Other comprehensive loss before reclassifications	(3,101)	(10,235)	(411)	(13,747)
Amounts reclassified from accumulated other comprehensive income	—	(114)	(103)	(217)
Other comprehensive loss	(3,101)	(10,349)	(514)	(13,964)
Balance at January 31, 2015	$(745)	$3,233	$224	$2,712

The following table sets forth the reclassifications out of accumulated other comprehensive income and the related tax effect by component for 2014 and 2013:

	Amounts Reclassified from Accumulated Other Comprehensive Income		Affected Line Item in the Consolidated Statements of Earnings

($ thousands)
	2014	2013
Net gains from derivative financial instruments (1)	(142)	(670)	Costs of goods sold and selling and administrative expenses
Tax provision	39	229	Income tax provision
Net gains from derivative financial instruments, net of tax	(103)	(441)

Pension and other postretirement benefits actuarial (gain) loss (2)	(231)	604	Selling and administrative expenses
Pension benefits prior service expense (2)	27	13	Selling and administrative expenses
Pension and other postretirement benefits adjustments	(204)	617
Tax provision (benefit)	90	(224)	Income tax provision
Pension and other postretirement benefits adjustments, net of tax	(114)	393
Amounts reclassified from accumulated other comprehensive income	(217)	(48)

(1)    See Note 12 and Note 13 to the consolidated financial statements for additional information related to derivative financial instruments.
(2)    See Note 5 to the consolidated financial statements for additional information related to pension and other postretirement benefits.